Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Short-term provisions
Emission rights	R 764	R 726
Other provisions	521	626
Short-term portion of long-term provisions	781	1,688
Short-term portion of post-retirement benefit obligations	738	717
Total short-term provisions	R 2,804	R 3,757